STOCKHOLDERS’ EQUITY (Tables)	21 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of warrants and related strike prices

Issue Date	Strike Price	Number Outstanding	Expiration
April 21, 2022 (1)	$69.60	155,610	April 21, 2027
April 21, 2022	$87.04	10,825	April 21, 2027
April 21, 2022	$69.60	26,673	April 21, 2027
May 16, 2023	$0.29	77,010	May 16, 2028
November 21, 2023	$0.29	46,556	November 21, 2028
November 21, 2023	$0.00001	1,576	November 21, 2028
February 27, 2024	$0.58	10,350,000	February 27, 2029
August 27, 2024 (2)	$0.1759	400,000	August 27, 2029
September 30, 2024 (2)	$0.1759	5,685,049	April 1, 2030

(1)	These warrants were issued as part of the Company’s initial public offering completed April 2022, and trade on Nasdaq under the ticker symbol “ACONW.”
(2)	The per share exercise price of these warrants is subject to a “ratchet” adjustment if the Company issues securities at an effective per share price lower than the then effective warrant exercise price. The strike price of $0.1759 is current through the Series C preferred stock issuance closed September 30, 2024.